================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 1999
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ulysses Offshore Fund, Ltd.
           --------------------------------------------------------------
Address:   Harbour Centre, 2nd Floor, P.O. Box 896
           --------------------------------------------------------------
           George Town, Grand Cayman, Cayman Islands, B.W.I.
           --------------------------------------------------------------

Form 13F File Number:  28-6860
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ulysses Management Offshore, LLC by Joshua Nash, Manager
         --------------------------------------------------------------
Title:   Manager
         --------------------------------------------------------------
Phone:   212-455-6200
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Joshua Nash                       New York                      11/12/99
---------------------               ------------                    --------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     0
                                            ---------------------------
Form 13F Information Table Entry Total:                32
                                            ---------------------------
Form 13F Information Table Value Total:     $        139,012
                                            ---------------------------
                                                (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                           ULYSSES OFFSHORE FUND, LTD.
                                 S.E.C. FORM 13F
                      FOR QUARTER ENDED SEPTEMBER 30, 1999

                                                                                ITEM 5:
                               ITEM 2:         ITEM 3:           ITEM 4:      Shares or
             ITEM 1:          Title of         Cusip              Fair         Principal
          Name of Issuer       Class           Number          Market Value     Amount
-----------------------------------------------------------------------------------------
LORAL SPACE & COMM         COMMON STOCK       G56462107        10,016,875        582,800
LORAL SPACE & COMM         COMMON STOCK       G56462107         2,132,969  124,100 CALL
XL CAPITAL LTD             COMMON STOCK       G98255105         3,622,410         80,498
LIBERTY MEDIA CORP.        COMMON STOCK       001957208        18,500,582        495,828
LIBERTY MEDIA CORP.        COMMON STOCK       001957208         6,705,056  179,700 PUT
AMERITECH                  COMMON STOCK       030954101         3,337,500  50,000 CALL
BERKSHIRE HATHAWAY         COMMON STOCK       084670207         6,124,800          3,300
CNA FINANCIAL              COMMON STOCK       126117100         3,850,000        110,000
CABLEVISION SYSTEMS        COMMON STOCK       12686C109         9,333,825        128,300
CENDANT                    COMMON STOCK       151313103         1,467,925         82,700
CITIGROUP                  COMMON STOCK       172967101           727,031         16,500
COLUMBIA HEALTHCARE        COMMON STOCK       197677107         6,576,600        310,400
COMCAST CRP CL A SPL       COMMON STOCK       200300200         3,142,150         78,800
COMMERCIAL FEDRL           COMMON STOCK       201647104         1,891,850         96,400
CRESCENT OPER.COS.         COMMON STOCK       22575M100           137,550         33,600
HOUSEHOLD INTL INC.        COMMON STOCK       441815107         2,856,900         71,200
HUSSMANN INTL INC          COMMON STOCK       448110106         1,922,700        113,100
LIBERTY DIGITAL INC.       COMMON STOCK       530436104         1,741,444         74,700
LINCARE HOLDINGS           COMMON STOCK       532791100         4,302,319        161,400
MEDIAONE GROUP             COMMON STOCK       58440J104        14,065,544        205,900
MID AMERICAN ENERGY        COMMON STOCK       59562V107         1,312,750         44,500
NEWS CORP                  COMMON STOCK       652487703         1,672,125         58,800
NEWS CORP.LTD.PFD.         COMMON STOCK       652487802         8,497,300        318,400
PEPSI BOTTLING GROUP       COMMON STOCK       713409100         2,820,431        165,300
RAYTHEON CLASS B           COMMON STOCK       755111408         4,674,675         94,200
RENAL CARE GROUP INC       COMMON STOCK       759930100         2,306,728        105,300
SBC COMMUNICATIONS         COMMON STOCK       78387G103         9,548,688        187,000
CHARLES SCHWAB             COMMON STOCK       808513105         1,103,438  33,000 CALL
TCI SATELLITE CL A         COMMON STOCK       872298104           215,600         53,900
TIME WARNER INC            COMMON STOCK       887315109         1,476,225         24,300
WINSTAR COMMUN.            COMMON STOCK       975515107         1,723,075         43,900
WINSTAR COMMUN.            COMMON STOCK       975515107         1,204,975  30,700 PUT



Table continued...
                                                  ITEM 6:                                            ITEM 8:
                                         INVESTMENT DISCRETION                              VOTING AUTHORITY SHARES
                                              (b) Shares                     ITEM 7:
             ITEM 1:                          as Defined      (c) Shared     Managers
          Name of Issuer      (a) Sole        in Instr. V        Other      See Intr. V   (a) Sole  (b) Shared  (c) None
---------------------------------------------------------------------------------------------------------------------------
LORAL SPACE & COMM               X                                                         X
LORAL SPACE & COMM               X                                                         X
XL CAPITAL LTD                   X                                                         X
LIBERTY MEDIA CORP.              X                                                         X
LIBERTY MEDIA CORP.              X                                                         X
AMERITECH                        X                                                         X
BERKSHIRE HATHAWAY               X                                                         X
CNA FINANCIAL                    X                                                         X
CABLEVISION SYSTEMS              X                                                         X
CENDANT                          X                                                         X
CITIGROUP                        X                                                         X
COLUMBIA HEALTHCARE              X                                                         X
COMCAST CRP CL A SPL             X                                                         X
COMMERCIAL FEDRL                 X                                                         X
CRESCENT OPER.COS.               X                                                         X
HOUSEHOLD INTL INC.              X                                                         X
HUSSMANN INTL INC                X                                                         X
LIBERTY DIGITAL INC.             X                                                         X
LINCARE HOLDINGS                 X                                                         X
MEDIAONE GROUP                   X                                                         X
MID AMERICAN ENERGY              X                                                         X
NEWS CORP                        X                                                         X
NEWS CORP.LTD.PFD.               X                                                         X
PEPSI BOTTLING GROUP             X                                                         X
RAYTHEON CLASS B                 X                                                         X
RENAL CARE GROUP INC             X                                                         X
SBC COMMUNICATIONS               X                                                         X
CHARLES SCHWAB                   X                                                         X
TCI SATELLITE CL A               X                                                         X
TIME WARNER INC                  X                                                         X
WINSTAR COMMUN.                  X                                                         X
WINSTAR COMMUN.                  X                                                         X

